BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Useful Lives Applied in Depreciation
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs)	40 years
Vessels - converted FSRUs	20 years from conversion date
Drydocking expenditure	5 years
Mooring equipment	11 years

Schedule of Error Corrections and Prior Period Adjustments
We believe that the introduction of these new line items will provide users of our financial statements greater transparency over our derivative instruments. This presentation change has been retrospectively applied for all prior periods. The change in presentation for the prior periods is as follows:

Consolidated statement of operation changes

	December 31, 2017			December 31, 2016
(in thousands of $)	As previously reported	Adjustment Increase/ (Decrease)	As adjusted	As previously reported	Adjustment Increase/ (Decrease)	As adjusted
Gains/(losses) on derivative instruments	—	7,796	7,796	—	(931)	(931)
Other financial items, net	(7,567)	(7,796)	(15,363)	(2,745)	931	(1,814)

Consolidated statement of cash flows changes

	December 31, 2017			December 31, 2016
(in thousands of $)	As previously reported	Adjustment Increase/ (Decrease)	As adjusted	As previously reported	Adjustment Increase/ (Decrease)	As adjusted
Change in market value of derivatives	—	(15,894)	(15,894)	—	(710)	(710)
Change in assets and liabilities:
Other current assets and other non-current assets	(2,240)	3,769	1,529	(5,305)	6,454	1,149
Other current liabilities	(10,455)	12,125	1,670	(6,952)	(5,603)	(12,555)